Prepaid Expenses and Deposits	12 Months Ended
Mar. 31, 2023
Prepaid Expenses And Deposits Abstract
Prepaid Expenses and Deposits

Note 9 — Prepaid Expenses and Deposits

	As of March 31,
	2023	2022
Prepaid directors and officers insurance	162,500	—
Prepaid Nasdaq fee	35,250	—
Prepaid vendor products	24,095	—
Deposits	18,043	5,999
Prepaid software subscription	10,373	—
Other	31,214	—
Prepaid expenses and deposits	281,475	5,999